Schedule of Investments(a)
September 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–44.47%
Aerospace & Defense–0.04%
Moog, Inc., 5.25%, 12/01/2022(b)	$2,000	$2,038
TransDigm, Inc.,
6.50%, 07/15/2024	2,000	2,070
6.38%, 06/15/2026	3,000	3,165
Triumph Group, Inc., 7.75%, 08/15/2025	2,000	2,025
		9,298
Agricultural & Farm Machinery–0.02%
Titan International, Inc., 6.50%, 11/30/2023	5,000	4,000
Air Freight & Logistics–0.01%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	2,000	2,040
Airlines–3.60%
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	18,000	18,713
American Airlines Pass Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	28,332	29,942
Series 2016-3, Class B, 3.75%, 10/15/2025	30,360	30,867
Series 2017-2, Class B, 3.70%, 10/15/2025	32,360	32,579
Series 2016-1, Class AA, 3.58%, 01/15/2028	27,420	28,968
Series 2019-1, Class B, 3.85%, 02/15/2028	28,000	28,299
Series 2017-2, Class A, 3.60%, 10/15/2029	43,511	44,665
Series 2019-1, Class A, 3.50%, 02/15/2032	43,000	44,685
Series 2019-1, Class AA, 3.15%, 02/15/2032	57,000	58,577
British Airways Pass Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	33,000	33,727
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	39,000	40,740
Delta Air Lines Pass Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	10,000	10,479
Delta Air Lines, Inc.,
2.88%, 03/13/2020	27,000	27,061
3.63%, 03/15/2022	45,000	46,253
3.80%, 04/19/2023	24,000	24,911
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, 4.20%, 11/15/2027	93,155	95,628
	Principal Amount	Value
Airlines–(continued)
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	$31,331	$32,331
Series 2019-2, Class A, 2.90%, 05/01/2028	59,000	58,753
Series 2019-2, Class B, 3.50%, 05/01/2028	36,000	36,092
Series 2018-1, Class A, 3.70%, 03/01/2030	44,059	45,837
Series 2018-1, Class AA, 3.50%, 03/01/2030	55,553	58,232
Series 2019-2, Class AA, 2.70%, 05/01/2032	24,000	23,948
		851,287
Alternative Carriers–0.04%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	2,000	2,105
Series Y, 7.50%, 04/01/2024	1,000	1,121
Level 3 Financing, Inc.,
5.38%, 05/01/2025	5,000	5,194
5.25%, 03/15/2026	2,000	2,084
		10,504
Apparel Retail–0.02%
L Brands, Inc.,
5.63%, 02/15/2022	2,000	2,115
6.88%, 11/01/2035	2,000	1,747
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	2,000	2,010
		5,872
Apparel, Accessories & Luxury Goods–0.01%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	3,000	3,185
Asset Management & Custody Banks–0.33%
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	64,000	74,839
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 05/15/2023(b)	2,000	2,106
5.75%, 04/15/2026(b)	2,000	2,088
		79,033
Auto Parts & Equipment–0.03%
Dana, Inc., 5.50%, 12/15/2024	3,000	3,068
Delphi Technologies PLC, 5.00%, 10/01/2025(b)	1,000	890
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	4,000	3,930
		7,888

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Automobile Manufacturers–0.32%
Hyundai Capital America, 4.30%, 02/01/2024(b)	$68,000	$71,678
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	4,000	4,160
		75,838
Automotive Retail–0.04%
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	2,000	2,093
Murphy Oil USA, Inc., 5.63%, 05/01/2027	2,000	2,120
Penske Automotive Group, Inc., 5.50%, 05/15/2026	4,000	4,198
		8,411
Brewers–0.22%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	45,000	52,444
Broadcasting–0.16%
AMC Networks, Inc., 4.75%, 08/01/2025	5,000	5,175
Gray Television, Inc., 7.00%, 05/15/2027(b)	2,000	2,205
iHeartCommunications, Inc., 5.25%, 08/15/2027(b)	2,000	2,085
Sirius XM Radio, Inc., 4.63%, 07/15/2024(b)	28,000	29,101
		38,566
Building Products–0.05%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	5,000	4,989
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	3,000	3,160
5.00%, 02/15/2027(b)	3,000	3,113
		11,262
Cable & Satellite–0.74%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	2,000	2,045
5.75%, 02/15/2026(b)	11,000	11,632
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.38%, 04/01/2038	25,000	28,031
Comcast Corp.,
3.95%, 10/15/2025	20,000	21,793
4.60%, 10/15/2038	30,000	36,009
4.95%, 10/15/2058	31,000	39,830
CSC Holdings, LLC,
6.75%, 11/15/2021	5,000	5,400
5.25%, 06/01/2024	5,000	5,388
Discovery Communications LLC, 5.20%, 09/20/2047	15,000	16,399
DISH DBS Corp., 5.88%, 11/15/2024	8,000	7,960
		174,487
	Principal Amount	Value
Casinos & Gaming–0.09%
Boyd Gaming Corp.,
6.88%, 05/15/2023	$3,000	$3,124
6.00%, 08/15/2026	2,000	2,117
MGM Resorts International, 7.75%, 03/15/2022	5,000	5,606
Scientific Games International, Inc., 10.00%, 12/01/2022	2,000	2,088
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	7,000	7,367
		20,302
Coal & Consumable Fuels–0.02%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	6,000	5,363
Commodity Chemicals–0.02%
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	2,000	1,985
Olin Corp., 5.63%, 08/01/2029	2,000	2,086
		4,071
Communications Equipment–0.04%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	2,000	1,815
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	5,000	5,400
5.25%, 08/01/2026	2,000	2,148
		9,363
Construction & Engineering–0.02%
William Lyon Homes, Inc.,
6.00%, 09/01/2023	2,000	2,090
6.63%, 07/15/2027(b)	2,000	2,085
		4,175
Consumer Finance–0.21%
Ally Financial, Inc.,
8.00%, 03/15/2020	2,000	2,047
5.13%, 09/30/2024	8,000	8,740
4.63%, 03/30/2025	2,000	2,160
Credit Acceptance Corp., 6.63%, 03/15/2026(b)	23,000	24,668
Navient Corp.,
8.00%, 03/25/2020	2,000	2,045
7.25%, 01/25/2022	2,000	2,163
7.25%, 09/25/2023	7,000	7,635
		49,458
Copper–0.47%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	77,000	76,904
5.40%, 11/14/2034	9,000	8,595
Southern Copper Corp. (Peru), 5.88%, 04/23/2045	18,000	21,902
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Copper–(continued)
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	$3,000	$2,760
		110,161
Data Processing & Outsourced Services–0.72%
Cardtronics Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	2,000	2,040
PayPal Holdings, Inc.,
2.40%, 10/01/2024	59,000	59,264
2.65%, 10/01/2026	42,000	42,247
2.85%, 10/01/2029	66,000	66,353
		169,904
Distillers & Vintners–0.09%
Constellation Brands, Inc., 2.86% (3 mo. USD LIBOR + 0.70%), 11/15/2021(c)	22,000	22,000
Diversified Banks–5.30%
Bank of America Corp.,
Series FF, 5.88%(d)	20,000	21,670
Series Z, 6.50%(d)	85,000	94,623
BBVA Bancomer S.A. (Mexico), 6.75%, 09/30/2022(b)	150,000	164,250
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)(c)	58,000	61,238
Citigroup, Inc.,
Series Q, 5.95%(d)	25,000	25,533
Series T, 6.25%(c)(d)	30,000	33,438
2.88%, 07/24/2023(c)	20,000	20,282
3.67%, (3 mo. USD LIBOR + 1.39%), 07/24/2028(c)	75,000	79,444
Series U, 5.00% (SOFR + 3.81%)(d)	95,000	96,219
Corp. Andina de Fomento (Supranational), 4.38%, 06/15/2022	50,000	52,741
HSBC Holdings PLC (United Kingdom),
6.00%(d)	200,000	206,008
4.00%, 03/30/2022	45,000	46,971
JPMorgan Chase & Co.,
Series V, 5.42%(d)	40,000	40,050
2.30%, 08/15/2021	65,000	65,192
3.15%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	65,000	65,275
3.63%, 12/01/2027	35,000	36,919
3.78%, 02/01/2028(c)	35,000	37,521
Series W, 3.16% (3 mo. USD LIBOR + 1.00%), 05/15/2047(c)	65,000	51,449
Series I, 5.74% (3 mo. USD LIBOR + 3.47%)(c)(d)	50,000	50,310
Royal Bank of Scotland Group PLC (The) (United Kingdom), 6.00%, 12/19/2023	5,000	5,500
		1,254,633
Diversified Chemicals–0.14%
Chemours Co. (The),
6.63%, 05/15/2023	5,000	4,956
7.00%, 05/15/2025	2,000	1,898
	Principal Amount	Value
Diversified Chemicals–(continued)
Dow Chemical Co. (The), 3.15%, 05/15/2024(b)	$23,000	$23,636
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	2,000	1,948
		32,438
Diversified Metals & Mining–1.03%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	4,000	4,075
Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(b)	200,000	197,500
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	38,000	43,122
		244,697
Diversified REITs–2.11%
CyrusOne L.P./CyrusOne Finance Corp., 5.00%, 03/15/2024	2,000	2,075
iStar, Inc., 4.75%, 10/01/2024	49,000	49,919
STORE Capital Corp., 4.63%, 03/15/2029	25,000	27,519
Trust F/1401 (Mexico),
5.25%, 01/30/2026(b)	200,000	214,250
4.87%, 01/15/2030(b)	200,000	205,850
		499,613
Drug Retail–0.63%
CVS Pass Through Trust, 5.77%, 01/10/2033(b)	130,380	148,977
Electric Utilities–0.30%
Duke Energy Corp., 4.88% (5 yr. U.S. Treasury Yield Curve Rate + 3.39%)(d)	40,000	40,985
Southern Co. (The), Series B, 5.50% (3 mo. USD LIBOR + 3.63%), 03/15/2057(c)	29,000	30,186
		71,171
Electrical Components & Equipment–0.02%
EnerSys, 5.00%, 04/30/2023(b)	5,000	5,150
Electronic Components–0.04%
Sensata Technologies, Inc., 4.38%, 02/15/2030(b)	10,000	10,025
Electronic Equipment & Instruments–0.04%
Itron, Inc., 5.00%, 01/15/2026(b)	6,000	6,197
MTS Systems Corp., 5.75%, 08/15/2027(b)	2,000	2,085
		8,282
Environmental & Facilities Services–0.04%
Core & Main L.P., 6.13%, 08/15/2025(b)	5,000	5,012
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	2,000	2,110
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Environmental & Facilities Services–(continued)
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	$2,000	$2,072
		9,194
Financial Exchanges & Data–0.68%
Moody’s Corp.,
5.50%, 09/01/2020	110,000	113,236
5.25%, 07/15/2044	35,000	45,070
MSCI, Inc., 5.75%, 08/15/2025(b)	3,000	3,161
		161,467
Food Distributors–0.02%
US Foods, Inc., 5.88%, 06/15/2024(b)	4,000	4,135
Food Retail–0.27%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 06/15/2024	6,000	6,315
5.88%, 02/15/2028(b)	2,000	2,122
Kraft Heinz Foods Co., 4.88%, 10/01/2049(b)	55,000	55,595
		64,032
Forest Products–0.02%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	4,000	4,110
Gas Utilities–0.04%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	4,000	4,303
5.88%, 08/20/2026	2,000	2,203
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	2,000	2,050
		8,556
Health Care Equipment–0.16%
Zimmer Biomet Holdings, Inc., 2.91% (3 mo. USD LIBOR + 0.75%), 03/19/2021(c)	38,000	38,001
Health Care Facilities–0.10%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	2,000	2,090
HCA, Inc.,
5.88%, 02/15/2026	10,000	11,205
5.38%, 09/01/2026	2,000	2,202
5.50%, 06/15/2047	4,000	4,529
Tenet Healthcare Corp.,
8.13%, 04/01/2022	2,000	2,173
6.75%, 06/15/2023	2,000	2,108
		24,307
Health Care REITs–0.67%
HCP, Inc., 4.00%, 12/01/2022	24,000	25,145
	Principal Amount	Value
Health Care REITs–(continued)
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	$4,000	$4,200
4.63%, 08/01/2029	32,000	33,020
Physicians Realty L.P., 4.30%, 03/15/2027	20,000	21,397
Senior Housing Properties Trust, 6.75%, 12/15/2021	40,000	42,716
Welltower, Inc., 3.10%, 01/15/2030	31,000	31,063
		157,541
Health Care Services–0.64%
AMN Healthcare, Inc.,
5.13%, 10/01/2024(b)	2,000	2,080
4.63%, 10/01/2027(b)	16,000	16,120
Cigna Corp.,
3.40%, 09/17/2021	36,000	36,834
3.19%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)	43,000	43,120
CVS Health Corp., 2.63%, 08/15/2024	38,000	38,174
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	2,000	2,020
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	2,000	1,230
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	6,000	5,842
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	4,000	3,705
Surgery Center Holdings, Inc., 10.00%, 04/15/2027(b)	2,000	2,035
		151,160
Home Improvement Retail–0.02%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	5,000	4,713
Homebuilding–0.86%
Beazer Homes USA, Inc., 6.75%, 03/15/2025	3,000	3,071
KB Home, 8.00%, 03/15/2020	2,000	2,053
Lennar Corp.,
8.38%, 01/15/2021	2,000	2,153
5.25%, 06/01/2026	5,000	5,425
MDC Holdings, Inc., 6.00%, 01/15/2043	174,000	180,525
Meritage Homes Corp.,
7.15%, 04/15/2020	2,000	2,050
5.13%, 06/06/2027	2,000	2,115
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	2,000	2,175
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	3,000	3,218
		202,785
Hotels, Resorts & Cruise Lines–0.20%
ESH Hospitality, Inc., 4.63%, 10/01/2027(b)	48,000	48,240
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Household Products–0.17%
Reynolds Group Issuer, Inc./LLC,
5.75%, 10/15/2020	$35,857	$35,977
7.00%, 07/15/2024(b)	2,000	2,076
Spectrum Brands, Inc., 5.75%, 07/15/2025	2,000	2,097
		40,150
Independent Power Producers & Energy Traders–0.06%
AES Corp. (The), 5.50%, 04/15/2025	5,000	5,206
Calpine Corp.,
5.38%, 01/15/2023	2,000	2,030
5.50%, 02/01/2024	2,000	2,028
NRG Energy, Inc., 6.63%, 01/15/2027	5,000	5,435
		14,699
Industrial Conglomerates–0.55%
General Electric Co., 5.55%, 01/05/2026	115,000	130,171
Industrial Machinery–0.07%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	8,000	7,600
EnPro Industries, Inc., 5.75%, 10/15/2026	4,000	4,275
Mueller Industries, Inc., 6.00%, 03/01/2027	4,000	4,050
		15,925
Integrated Oil & Gas–0.97%
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	4,000	4,421
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	23,000	22,592
Saudi Arabian Oil Co. (Saudi Arabia), 2.88%, 04/16/2024(b)	200,000	202,393
		229,406
Integrated Telecommunication Services–1.07%
AT&T, Inc.,
5.15%, 02/15/2050	141,000	165,319
5.70%, 03/01/2057	35,000	44,165
Cincinnati Bell, Inc., 7.00%, 07/15/2024(b)	2,000	1,860
CommScope, Inc., 6.00%, 03/01/2026(b)	4,000	4,159
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	5,000	5,850
Verizon Communications, Inc., 4.81%, 03/15/2039	27,000	32,434
		253,787
Interactive Media & Services–0.34%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	41,000	42,640
6.63%, 08/15/2027(b)	2,000	2,077
	Principal Amount	Value
Interactive Media & Services–(continued)
Match Group, Inc., 5.63%, 02/15/2029(b)	$33,000	$35,516
		80,233
Internet & Direct Marketing Retail–0.21%
QVC, Inc., 5.45%, 08/15/2034	48,000	48,924
Investment Banking & Brokerage–1.25%
Cantor Fitzgerald, L.P., 6.50%, 06/17/2022(b)	34,000	36,689
Goldman Sachs Group, Inc. (The),
Series P, 5.00%(d)	40,000	39,329
3.27%, 09/29/2025(c)	50,000	51,642
Series L, 6.07% (3 mo. USD LIBOR + 3.88%)(c)(d)	40,000	40,200
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	49,000	49,003
Morgan Stanley, 3.59%, 07/22/2028(c)	75,000	79,170
		296,033
Leisure Facilities–0.01%
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	2,000	2,075
Life & Health Insurance–2.06%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	40,000	42,080
Athene Holding Ltd., 4.13%, 01/12/2028	77,000	79,253
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)(f)	130,000	129,779
MetLife, Inc., Series C, 5.25%(d)	65,000	65,853
Nationwide Financial Services, Inc., 5.38%, 03/25/2021(b)	165,000	171,015
		487,980
Managed Health Care–0.41%
Centene Corp., 5.38%, 06/01/2026(b)	4,000	4,200
Cigna Holding Co., 4.50%, 03/15/2021	45,000	46,261
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	1,000	1,009
UnitedHealth Group, Inc., 3.75%, 07/15/2025	35,000	37,693
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	5,000	5,225
5.38%, 08/15/2026(b)	2,000	2,139
		96,527
Metal & Glass Containers–0.05%
Ball Corp., 5.25%, 07/01/2025	3,000	3,326
Berry Global, Inc., 6.00%, 10/15/2022	2,000	2,032
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	4,000	3,680
OI European Group B.V., 4.00%, 03/15/2023(b)	2,000	2,018
		11,056
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Movies & Entertainment–0.15%
AMC Entertainment Holdings, Inc., 6.13%, 05/15/2027	$3,000	$2,730
Netflix, Inc.,
5.75%, 03/01/2024	3,000	3,289
5.88%, 11/15/2028	7,000	7,622
5.38%, 11/15/2029(b)	21,000	21,892
		35,533
Multi-line Insurance–0.92%
AIG Global Funding, 2.70%, 12/15/2021(b)	42,000	42,414
American Financial Group, Inc., 3.50%, 08/15/2026	20,000	20,562
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	35,000	37,903
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	100,000	116,624
		217,503
Multi-Utilities–0.27%
CenterPoint Energy, Inc., Series A, 6.13%(d)	60,000	63,193
Office REITs–0.46%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	40,000	42,868
3.38%, 08/15/2031	25,000	26,096
4.00%, 02/01/2050	37,000	40,439
		109,403
Office Services & Supplies–0.40%
Pitney Bowes, Inc.,
4.13%, 10/01/2021	55,000	55,550
5.20%, 04/01/2023	39,000	38,610
		94,160
Oil & Gas Drilling–0.30%
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	2,000	1,875
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	2,000	1,765
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	57,000	57,641
5.13%, 02/01/2025	2,000	2,067
5.88%, 04/15/2026	7,000	7,420
		70,768
Oil & Gas Exploration & Production–0.29%
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	2,000	2,009
Callon Petroleum Co.,
6.13%, 10/01/2024	2,000	1,980
6.38%, 07/01/2026	2,000	1,962
Continental Resources, Inc., 5.00%, 09/15/2022	39,000	39,370
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	$2,000	$1,935
Gulfport Energy Corp., 6.00%, 10/15/2024	4,000	2,913
Jagged Peak Energy LLC, 5.88%, 05/01/2026	4,000	4,030
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(b)	2,000	2,014
QEP Resources, Inc.,
6.88%, 03/01/2021	2,000	1,995
5.63%, 03/01/2026	2,000	1,730
Southwestern Energy Co.,
7.50%, 04/01/2026	2,000	1,750
7.75%, 10/01/2027	3,000	2,631
Whiting Petroleum Corp., 6.25%, 04/01/2023	2,000	1,550
WPX Energy, Inc., 5.25%, 09/15/2024	2,000	2,060
		67,929
Oil & Gas Refining & Marketing–0.25%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	2,000	1,940
NuStar Logistics, L.P., 6.00%, 06/01/2026	5,000	5,424
Parkland Fuel Corp. (Canada),
6.00%, 04/01/2026(b)	4,000	4,240
5.88%, 07/15/2027(b)	40,000	42,072
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 01/15/2023	2,000	2,058
5.88%, 03/15/2028	3,000	3,191
		58,925
Oil & Gas Storage & Transportation–2.13%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	2,000	1,809
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	2,000	2,132
DCP Midstream Operating L.P., 5.13%, 05/15/2029	3,000	3,060
Energy Transfer Operating, L.P.,
Series A, 6.25%(d)	2,000	1,858
5.88%, 01/15/2024	2,000	2,225
Enterprise Products Operating LLC, Series D, 4.88%, 08/16/2077(c)	28,000	27,098
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 08/01/2024(b)	2,000	2,097
MPLX L.P.,
3.00%, (3 mo. USD LIBOR + 0.90%), 09/09/2021(c)	67,000	67,232
3.20%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	48,000	48,158
Plains All American Pipeline, L.P., Series B, 6.13%(d)	54,000	50,948
Plains All American Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/2029	210,000	206,887
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 11/15/2023	$2,000	$2,058
Williams Cos., Inc. (The),
4.13%, 11/15/2020	83,000	84,317
4.55%, 06/24/2024	4,000	4,310
		504,189
Other Diversified Financial Services–0.59%
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	52,000	61,507
Football Trust V, 5.35%, 10/05/2020(b)	65,868	67,934
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	3,000	3,180
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	2,000	2,085
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	3,000	3,105
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 06/15/2022(b)	2,000	2,070
		139,881
Packaged Foods & Meats–0.87%
B&G Foods, Inc., 5.25%, 04/01/2025	2,000	2,050
BRF S.A. (Brazil), 4.88%, 01/24/2030(b)	200,000	197,800
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	2,000	2,091
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	4,000	4,230
		206,171
Paper Products–0.21%
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	4,000	4,115
7.38%, 01/15/2025(b)	40,000	41,764
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	4,000	4,240
		50,119
Pharmaceuticals–0.34%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	4,000	4,200
Bristol-Myers Squibb Co., 3.40%, 07/26/2029(b)	62,000	66,349
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	7,000	7,154
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	2,000	2,023
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	2,000	1,825
		81,551
Property & Casualty Insurance–0.10%
Allstate Corp. (The), 4.20%, 12/15/2046	20,000	23,276
Railroads–0.09%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	2,000	1,800
	Principal Amount	Value
Railroads–(continued)
Union Pacific Corp., 3.95%, 08/15/2059	$19,000	$20,359
		22,159
Regional Banks–0.56%
CIT Group, Inc., 5.00%, 08/01/2023	2,000	2,137
Fifth Third Bancorp, 4.30%, 01/16/2024	55,000	59,036
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	35,000	38,576
Synovus Financial Corp., 3.13%, 11/01/2022	33,000	33,250
		132,999
Reinsurance–0.14%
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	30,000	32,439
Research & Consulting Services–0.02%
Equinix, Inc., 5.88%, 01/15/2026	5,000	5,332
Residential REITs–0.40%
Spirit Realty L.P.,
4.00%, 07/15/2029	25,000	26,192
3.40%, 01/15/2030	70,000	69,545
		95,737
Restaurants–0.30%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	4,000	4,142
Aramark Services, Inc., 5.00%, 04/01/2025(b)	2,000	2,070
IRB Holding Corp., 6.75%, 02/15/2026(b)	2,000	2,015
Starbucks Corp., 4.45%, 08/15/2049	54,000	62,784
		71,011
Retail REITs–0.11%
Regency Centers, L.P., 4.13%, 03/15/2028	25,000	27,170
Security & Alarm Services–0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	2,000	2,016
Semiconductor Equipment–0.15%
Lam Research Corp.,
4.00%, 03/15/2029	15,000	16,560
4.88%, 03/15/2049	15,000	18,378
		34,938
Semiconductors–0.79%
Analog Devices, Inc., 3.13%, 12/05/2023	30,000	30,899
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Semiconductors–(continued)
Micron Technology, Inc.,
5.50%, 02/01/2025	$2,000	$2,056
4.98%, 02/06/2026	25,000	26,950
4.19%, 02/15/2027	80,000	82,417
5.33%, 02/06/2029	15,000	16,506
4.66%, 02/15/2030	26,000	27,134
		185,962
Soft Drinks–0.17%
Keurig Dr Pepper, Inc., 3.55%, 05/25/2021	39,000	39,874
Sovereign Debt–1.04%
Argentine Republic Government International Bond (Argentina), 7.13%, 06/28/2117	1,000	435
Ecuador Government International Bond (Ecuador), 7.88%, 03/27/2025(b)	200,000	200,050
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	28,000	31,664
Mexico Government International Bond (Mexico), 4.00%, 10/02/2023	14,000	14,788
		246,937
Specialized Consumer Services–0.02%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(b)	2,000	2,080
7.45%, 08/15/2027	3,000	3,375
		5,455
Specialized Finance–0.06%
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	13,000	13,733
Specialized REITs–0.15%
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	2,000	2,208
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	2,000	2,070
Iron Mountain, Inc.,
6.00%, 08/15/2023	2,000	2,052
5.25%, 03/15/2028(b)	2,000	2,077
4.88%, 09/15/2029(b)	22,000	22,392
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	4,000	2,942
SBA Communications Corp., 4.88%, 09/01/2024	2,000	2,078
		35,819
Specialty Chemicals–0.04%
Ashland LLC, 4.75%, 08/15/2022	2,000	2,103
Element Solutions Inc., 5.88%, 12/01/2025(b)	2,000	2,103
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	4,000	4,100
		8,306
	Principal Amount	Value
Steel–0.07%
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025	$2,000	$1,970
Steel Dynamics, Inc., 5.13%, 10/01/2021	15,000	15,072
		17,042
Systems Software–0.32%
Microsoft Corp., 4.25%, 02/06/2047	24,000	29,837
VMware, Inc., 2.30%, 08/21/2020	45,000	45,030
		74,867
Technology Hardware, Storage & Peripherals–1.29%
Apple, Inc.,
2.05%, 09/11/2026	49,000	48,463
2.20%, 09/11/2029	24,000	23,595
4.25%, 02/09/2047	20,000	23,961
2.95%, 09/11/2049	49,000	48,111
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	4,000	4,227
6.02%, 06/15/2026(b)	62,000	69,969
4.90%, 10/01/2026(b)	20,000	21,442
8.35%, 07/15/2046(b)	49,000	64,682
		304,450
Tobacco–0.24%
Altria Group, Inc., 4.40%, 02/14/2026	18,000	19,257
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	38,000	37,681
		56,938
Trading Companies & Distributors–1.00%
Air Lease Corp.,
3.88%, 04/01/2021	85,000	86,835
3.38%, 06/01/2021	60,000	60,964
3.00%, 09/15/2023	64,000	65,031
Aircastle Ltd.,
5.50%, 02/15/2022	2,000	2,129
5.00%, 04/01/2023	2,000	2,143
BMC East, LLC, 5.50%, 10/01/2024(b)	4,000	4,171
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	5,000	5,213
United Rentals North America, Inc.,
6.50%, 12/15/2026	6,000	6,559
5.50%, 05/15/2027	2,000	2,128
5.25%, 01/15/2030	2,000	2,104
		237,277
Trucking–0.36%
Aviation Capital Group LLC,
2.94%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	22,000	21,963
4.13%, 08/01/2025(b)	31,000	32,369
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(b)	2,000	2,063
Avolon Holdings Funding Ltd. (Ireland), 4.38%, 05/01/2026(b)	15,000	15,527
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Trucking–(continued)
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	$12,000	$12,105
		84,027
Wireless Telecommunication Services–2.00%
Rogers Communications, Inc. (Canada), 4.35%, 05/01/2049	11,000	12,679
Sprint Communications, Inc., 7.00%, 03/01/2020(b)	4,000	4,075
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	200,000	213,102
5.15%, 03/20/2028(b)	209,000	227,287
T-Mobile USA, Inc.,
6.38%, 03/01/2025	6,000	6,231
6.50%, 01/15/2026	10,000	10,777
		474,151
Total U.S. Dollar Denominated Bonds & Notes (Cost $10,091,363)		10,520,345
U.S. Government Sponsored Agency Mortgage-Backed Securities–18.06%
Collateralized Mortgage Obligations–4.34%
Fannie Mae Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 6.37% (1 mo. USD LIBOR + 4.35%), 05/25/2029(c)	24,149	25,485
Series 2018-C05, Class 1M2, 4.37% (1 mo. USD LIBOR + 2.35%), 01/25/2031(c)	26,000	26,325
Freddie Mac Multifamily Structured Pass Through Ctfs.
Series K731, Class A2, 3.60%, 02/25/2025(g)	79,000	84,565
Series K734, Class A2, 3.21%, 02/25/2026	181,000	192,549
Series K062, Class A1, 3.03%, 09/25/2026	25,351	26,493
Series K087, Class A1, 3.59%, 10/25/2027	86,118	93,138
Series K071, Class A2, 3.29%, 11/25/2027	50,000	54,224
Series K083, Class AM, 4.03%, 10/25/2028(g)	23,000	26,277
Series K085, Class AM, 4.06%, 10/25/2028(g)	23,000	26,309
Series K087, Class A2, 3.77%, 12/25/2028	72,100	81,322
Series K089, Class AM, 3.63%, 01/25/2029(g)	39,000	43,454
Series K088, Class AM, 3.76%, 01/25/2029(g)	92,000	103,483
Series K090, Class A2, 3.42%, 02/25/2029	200,000	220,850
Series 2016-2, Class M3, 3.50%, 05/25/2047	21,334	21,627
		1,026,101
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–1.98%
6.50%, 07/01/2031 to 08/01/2032	$1,182	$1,319
4.00%, 11/01/2048 to 07/01/2049	446,962	466,544
		467,863
Federal National Mortgage Association (FNMA)–10.22%
7.50%, 04/01/2029	903	961
3.50%, 12/01/2030 to 05/01/2047	1,005,375	1,046,142
6.50%, 09/01/2031	668	766
7.00%, 09/01/2032	4,725	5,014
4.50%, 12/01/2048	58,025	61,073
TBA,
2.50%, 11/01/2034(h)	431,000	434,611
3.00%, 11/01/2034 to 11/01/2049(h)	854,000	869,551
		2,418,118
Government National Mortgage Association (GNMA)–1.52%
7.50%, 06/15/2023	698	707
8.50%, 11/15/2024	764	766
7.00%, 07/15/2031 to 08/15/2031	807	923
6.50%, 11/15/2031 to 03/15/2032	2,021	2,238
6.00%, 11/15/2032	1,026	1,155
TBA, 3.00%, 11/01/2048(h)	345,000	353,773
		359,562
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,211,315)		4,271,644

Asset-Backed Securities–16.00%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 4.44%, 02/25/2035(g)	10,765	10,995
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(g)	39,777	40,336
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(g)	102,145	103,879
Angel Oak Mortgage Trust, LLC, Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(g)	16,092	16,082
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(g)	70,000	75,766
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 2.82% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	100,000	100,091
Series 2017-BIOC, Class C, 3.08% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(c)	100,000	100,091
Series 2017-BIOC, Class D, 3.63% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(c)	100,000	100,100
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	154,620	157,090
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Chase Mortgage Finance Corp.,
Series 2016-1, Class M3, 3.75%, 04/25/2045(b)(g)	$58,923	$60,402
Series 2016-2, Class M3, 3.75%, 12/25/2045(b)(g)	65,843	67,784
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(g)	95,943	96,040
Commercial Mortgage Trust,
Series 2015-CR23, Class CMB– Class CMB, 3.81%, 05/10/2048(b)(g)	150,000	150,803
Series 2015-CR25, Class B, 4.69%, 08/10/2048(g)	72,000	78,165
Series 2016-GCT, Class B, 3.09%, 08/10/2029(b)	100,000	100,884
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 4.17% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(c)	54,000	54,323
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, 4.40%, 06/25/2034(g)	20,858	21,476
CSWF, Series 2018-TOP, Class B, 3.33% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	100,000	100,169
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	49,875	52,796
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	49,875	51,829
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	40,000	40,416
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	56,000	56,412
GCAT Trust, Series 2019-NM2, Class A1, 2.86%, 09/25/2059(b)(g)(i)	100,000	100,116
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 4.18%, 04/19/2036(g)	56,568	53,372
Golub Capital Partners CLO 41 B Ltd., Series 2019-41A, Class A, 3.96% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(c)	146,000	146,099
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	100,000	103,387
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/2031(b)	100,000	101,643
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(g)	84,199	85,062
Invitation Homes Trust, Series 2017-SFR2, Class C, 3.47% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	100,000	100,046
JOL Air Ltd., Series 2019-1, Class A, 3.97%, 04/15/2044(b)	240,074	242,320
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.46% (1 mo. USD LIBOR + 0.25%), 11/25/2035(c)	14,746	15,209
	Principal Amount	Value

Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 2.73% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(c)	$99,000	$99,075
Series 2017-CLS, Class B, 2.88% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	49,000	49,037
Series 2017-CLS, Class C, 3.03% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(c)	33,000	33,025
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	90,529
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	93,396	95,161
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	100,000	100,193
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/13/2049(b)	114,000	115,021
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 3.98% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(c)	100,000	100,155
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 4.22%, 09/25/2034(g)	12,301	12,611
Structured Asset Securities Corp., Series 2003-34A, Class 5A5, 4.51%, 11/25/2033(g)	63,591	65,100
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.58%, 04/25/2045(g)	45,648	45,971
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(g)	56,160	56,656
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	87,549
Verus Securitization Trust, Series 2019-INV1, Class A1, 3.40%, 12/25/2059(b)(g)	91,161	92,142
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, 4.97%, 12/25/2034(g)	14,610	15,037
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	58,950	60,704
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 04/15/2045	80,000	84,046
Total Asset-Backed Securities (Cost $3,727,239)		3,785,195
U.S. Treasury Securities–13.76%
U.S. Treasury Bills–0.16%
1.80%, 12/19/2019(j)(k)	38,000	37,856
U.S. Treasury Bonds–2.73%
2.88%, 05/15/2049	552,700	645,277
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount		Value
U.S. Treasury Notes–10.87%
1.50%, 09/15/2022		$753,200	$751,876
1.50%, 09/30/2024		1,400,000	1,396,637
1.63%, 09/30/2026		182,600	182,660
1.63%, 08/15/2029		240,600	239,585
			2,570,758
Total U.S. Treasury Securities (Cost $3,240,626)			3,253,891
	Shares
Preferred Stocks–0.66%
Diversified Banks–0.07%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		11	16,747
Investment Banking & Brokerage–0.59%
Morgan Stanley, 6.88%, Series F, Pfd.		5,000	140,100
Total Preferred Stocks (Cost $138,976)			156,847
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.49%(l)
Movies & Entertainment–0.49%
Netflix, Inc. 3.88%, 11/15/2029 (Cost $111,565)(b)	EUR	100,000	115,888
Shares		Value
Common Stocks & Other Equity Interests–0.00%
Diversified Support Services–0.00%
ACC Claims Holdings, LLC(f)(m)	73,980	$444
Other Diversified Financial Services–0.00%
Adelphia Recovery Trust, Series ACC1(n)	87,412	87
Total Common Stocks & Other Equity Interests (Cost $22,181)		531
Money Market Funds–13.20%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(o)	1,092,603	1,092,603
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(o)	780,435	780,670
Invesco Treasury Portfolio, Institutional Class, 1.79%(o)	1,248,689	1,248,689
Total Money Market Funds (Cost $3,121,896)		3,121,962
TOTAL INVESTMENTS IN SECURITIES–106.64% (Cost $24,665,161)		25,226,303
OTHER ASSETS LESS LIABILITIES—(6.64)%		(1,569,820)
NET ASSETS–100.00%		$23,656,483
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $7,136,099, which represented 30.17% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2019.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2019.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Non-income producing security.
(n)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(o)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4	December-2019	$862,000	$(2,383)	$(2,383)
U.S. Treasury 5 Year Notes	5	December-2019	595,742	(2,427)	(2,427)
U.S. Treasury 10 Year Notes	8	December-2019	1,042,500	(10,394)	(10,394)
U.S. Treasury Long Bonds	3	December-2019	486,937	(9,101)	(9,101)
U.S. Treasury Ultra Bonds	4	December-2019	767,625	(32,163)	(32,163)
Subtotal—Long Futures Contracts				(56,468)	(56,468)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	9	December-2019	(1,281,656)	22,447	22,447
Total Futures Contracts				$(34,021)	$(34,021)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/29/2019	Goldman Sachs & Co.	EUR	295,145	USD	330,007	$6,947

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$10,390,566	$129,779	$10,520,345
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	4,271,644	—	4,271,644
Asset-Backed Securities	—	3,785,195	—	3,785,195
U.S. Treasury Securities	—	3,253,891	—	3,253,891
Preferred Stocks	156,847	—	—	156,847
Non-U.S. Dollar Denominated Bonds & Notes	—	115,888	—	115,888
Common Stocks & Other Equity Interests	87	—	444	531
Money Market Funds	3,121,962	—	—	3,121,962
Investments Matured	—	220,430	—	220,430
Total Investments in Securities	3,278,896	22,037,614	130,223	25,446,733
Other Investments - Assets*
Futures Contracts	22,447	—	—	22,447
Forward Foreign Currency Contracts	—	6,947	—	6,947
	22,447	6,947	—	29,394
Other Investments - Liabilities*
Futures Contracts	(56,468)	—	—	(56,468)
Total Other Investments	(34,021)	6,947	—	(27,074)
Total Investments	$3,244,875	$22,044,561	$130,223	$25,419,659

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Plus Bond Fund